Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
	Feb. 28, 2012
(Oppenheimer Global Allocation Fund) | | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	2.92%
(Oppenheimer Global Allocation Fund) | | Reference Index
Average Annual Return:
1 Year	(0.18%)
5 Years	2.41%
10 Years (or life of class, if less)
(Oppenheimer Global Allocation Fund) | | Russell 1000 Index
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years (or life of class, if less)	3.34%
(Oppenheimer Global Allocation Fund) | | MSCI All Country World Index (ex-U.S.)
Average Annual Return:
1 Year	(13.71%)
5 Years	(2.92%)
10 Years (or life of class, if less)	6.31%
(Oppenheimer Global Allocation Fund) | | Barclays Multiverse Index (ex-U.S.)
Average Annual Return:
1 Year	4.27%
5 Years	6.41%
10 Years (or life of class, if less)
(Oppenheimer Global Allocation Fund) | | Barclays Capital Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	5.78%
(Oppenheimer Global Allocation Fund) | | Class A
Average Annual Return:
1 Year	(13.07%)
5 Years	(2.98%)
10 Years (or life of class, if less)	1.21%
Inception Date	Nov. 01, 1991
(Oppenheimer Global Allocation Fund) | | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.71%)
5 Years	(4.08%)
10 Years (or life of class, if less)	0.43%
(Oppenheimer Global Allocation Fund) | | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.21%)
5 Years	(2.97%)
10 Years (or life of class, if less)	0.75%
(Oppenheimer Global Allocation Fund) | | Class B
Average Annual Return:
1 Year	(13.01%)
5 Years	(2.93%)
10 Years (or life of class, if less)	1.35%
Inception Date	Sep. 01, 1993
(Oppenheimer Global Allocation Fund) | | Class C
Average Annual Return:
1 Year	(9.31%)
5 Years	(2.52%)
10 Years (or life of class, if less)	1.09%
Inception Date	Sep. 01, 1993
(Oppenheimer Global Allocation Fund) | | Class N
Average Annual Return:
1 Year	(8.86%)
5 Years	(2.05%)
10 Years (or life of class, if less)	1.54%
Inception Date	Mar. 01, 2001
(Oppenheimer Global Allocation Fund) | | Class Y
Average Annual Return:
1 Year	(7.45%)
5 Years	(1.45%)
10 Years (or life of class, if less)	2.18%
Inception Date	May 01, 2000
(Oppenheimer Quest Opportunity Value Fund) | | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	2.92%
(Oppenheimer Quest Opportunity Value Fund) | | Class A
Average Annual Return:
1 Year	(11.73%)
5 Years	(0.20%)
10 Years (or life of class, if less)	2.13%
Inception Date	Jan. 03, 1989
(Oppenheimer Quest Opportunity Value Fund) | | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.43%)
5 Years	(1.69%)
10 Years (or life of class, if less)	0.81%
(Oppenheimer Quest Opportunity Value Fund) | | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(6.65%)
5 Years	(0.70%)
10 Years (or life of class, if less)	1.38%
(Oppenheimer Quest Opportunity Value Fund) | | Class B
Average Annual Return:
1 Year	(11.39%)
5 Years	(0.15%)
10 Years (or life of class, if less)	2.28%
Inception Date	Sep. 01, 1993
(Oppenheimer Quest Opportunity Value Fund) | | Class C
Average Annual Return:
1 Year	(7.92%)
5 Years	0.23%
10 Years (or life of class, if less)	1.97%
Inception Date	Sep. 01, 1993
(Oppenheimer Quest Opportunity Value Fund) | | Class N
Average Annual Return:
1 Year	(7.45%)
5 Years	0.66%
10 Years (or life of class, if less)	2.40%
Inception Date	Mar. 01, 2001
(Oppenheimer Quest Opportunity Value Fund) | | Class Y
Average Annual Return:
1 Year	(6.03%)
5 Years	1.27%
10 Years (or life of class, if less)	2.97%
Inception Date	Dec. 16, 1996
(Oppenheimer Small- & Mid- Cap Value Fund) | | Russell 2500® Value Index
Average Annual Return:
1 Year	(3.36%)
5 Years	(0.58%)
10 Years (or life of class, if less)	7.16%
(Oppenheimer Small- & Mid- Cap Value Fund) | | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.19%	[1]
(Oppenheimer Small- & Mid- Cap Value Fund) | | Russell 2500® Index
Average Annual Return:
1 Year	(2.51%)
5 Years	1.24%
10 Years (or life of class, if less)	6.57%
(Oppenheimer Small- & Mid- Cap Value Fund) | | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	4.33%	[1]
(Oppenheimer Small- & Mid- Cap Value Fund) | | Russell 2000® Index
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years (or life of class, if less)	5.62%
(Oppenheimer Small- & Mid- Cap Value Fund) | | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.61%	[1]
(Oppenheimer Small- & Mid- Cap Value Fund) | | Class A
Average Annual Return:
1 Year	(12.84%)
5 Years	(3.65%)
10 Years (or life of class, if less)	6.26%
Inception Date	Jan. 03, 1989
(Oppenheimer Small- & Mid- Cap Value Fund) | | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(12.84%)
5 Years	(4.05%)
10 Years (or life of class, if less)	5.35%
(Oppenheimer Small- & Mid- Cap Value Fund) | | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.35%)
5 Years	(3.14%)
10 Years (or life of class, if less)	5.12%
(Oppenheimer Small- & Mid- Cap Value Fund) | | Class B
Average Annual Return:
1 Year	(12.88%)
5 Years	(3.64%)
10 Years (or life of class, if less)	6.39%
Inception Date	Sep. 01, 1993
(Oppenheimer Small- & Mid- Cap Value Fund) | | Class C
Average Annual Return:
1 Year	(9.13%)
5 Years	(3.24%)
10 Years (or life of class, if less)	6.08%
Inception Date	Sep. 01, 1993
(Oppenheimer Small- & Mid- Cap Value Fund) | | Class N
Average Annual Return:
1 Year	(8.71%)
5 Years	(2.79%)
10 Years (or life of class, if less)	6.56%
Inception Date	Mar. 01, 2001
(Oppenheimer Small- & Mid- Cap Value Fund) | | Class Y
Average Annual Return:
1 Year	(7.27%)
5 Years	(2.15%)
10 Years (or life of class, if less)	1.75%
Inception Date	Oct. 24, 2005

[1]	As of 10/31/2005